Cover	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	VERANO HOLDINGS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56342
Entity Tax Identification Number	98-1583243
Entity Address, Address Line One	415 North Dearborn Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	265-0730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001848416
Amendment Flag	false